Related Party Balances and Transactions - Schedule of Relationship of Related Parties (Details)	12 Months Ended
Dec. 31, 2022
Stewart Lor [Member]
Related Party Transaction [Line Items]
Relationship to the Company	CEO
Ban Lor [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Co-founder, CEO’s brother
Yuxia Xu [Member]
Related Party Transaction [Line Items]
Relationship to the Company	CFO
Guangzhou Jiatu Culture Media Co., Ltd. (formerly as Guangzhou Powerbridge Blockchain Co., Ltd.) [Member]
Related Party Transaction [Line Items]
Relationship to the Company	The Group has significant influence over with this entity [1]
Hong Yu [Member]
Related Party Transaction [Line Items]
Relationship to the Company	shareholder of Zhixin
Guangodong Guangrui Network Technology Co., Ltd. (Guangdong Guangrui) [Member]
Related Party Transaction [Line Items]
Relationship to the Company	The Group owns equity interest
Phillip Tao Qiu [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Independent Director
Xiaoyan Liu [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Shareholder of Ascendent
Zhongchuan Dadi (Beijing) Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Shareholder of Ascendent
Shanghai Yue See cultural development Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Shareholder of Metafusion

[1]	On June 2, 2022, the Group’s CFO sold the equity interest in Jiatu Culture Media Co., Ltd., so Jiatu Culture Media Co., Ltd. no longer considered as a related party.